Description of the Business - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended												12 Months Ended
	Oct. 31, 2019 shares	Jul. 31, 2019 shares	Jun. 30, 2019 USD ($)	Apr. 30, 2019 shares	Jan. 31, 2019 shares	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Oct. 31, 2014 EUR (€)	May 31, 2013 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares		Dec. 31, 2017 USD ($) shares
Disclosure Of Description Of Business [Line Items]
Initial public offering completion date												May 31, 2013
Initial public offering amount						€ 124,000	$ 144					€ 17,700					$ 144
Follow on offering amount before deducting offering expenses | €								€ 70,500			€ 30,000
Warrants issued | €													€ 59	€ 0	€ 921	[1]
Shareholders' equity | €									€ 35,638				€ 85,560	€ 145,602	€ 181,419
Number of free shares granted	300,941			94,200
Grant of stock-options	347,250			76,905
Description of appointment of directors													Dr. Jean-Paul Kress was appointed as Chairman of the Board of Directors by the Board of Directors following his appointment as board member at the Company’s Annual General Meeting of Shareholders held on June 21, 2019. Dr. Kress has over 25 years’ experience as a senior executive officer in international biotechnology and pharmaceutical groups. He was Chairman and Chief Executive Officer of Syntimmune (Cambridge, MA, US) until the end of 2018, when the company was acquired by Alexion Pharmaceuticals.
Private placement with institutional investors in April															3,000,000		3,000,000
Private placement amount | €															€ 70,500
Initial public offering shares issued															6,180,137		6,180,137
Proceeds from issue of ordinary shares						€ 112,000		€ 65,000							€ 112,000		$ 130
United States [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued															6,180,137		6,180,137
Employee stock option [member]
Disclosure Of Description Of Business [Line Items]
Number of free shares granted					36,150
Grant of stock-options					38,025
Executives [member]
Disclosure Of Description Of Business [Line Items]
Number of free shares granted	149,999			36,000
Grant of stock-options	217,500	59,123		44,200
Employees [member]
Disclosure Of Description Of Business [Line Items]
Number of free shares granted	150,942			58,200
Grant of stock-options	129,750			32,705
Board of Directors [member]
Disclosure Of Description Of Business [Line Items]
Number of Warrants Granted	75,000			25,998
SQZ Biotechnologies [member]
Disclosure Of Description Of Business [Line Items]
Upfront payments upon potential development, regulatory and commercial milestones | $			$ 57
Private placements [member]
Disclosure Of Description Of Business [Line Items]
Ordinary shares issued									793,877	940,000
Warrants issued | €									€ 9,900	€ 25,400
American depository scheme [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued															5,389,021		5,389,021
American depository scheme [member] | United States [member]
Disclosure Of Description Of Business [Line Items]
Initial public offering shares issued															5,389,021		5,389,021
Europe and Countries Outside of U.S. and Canada
Disclosure Of Description Of Business [Line Items]
Number of shares issued under private placement															791,116		791,116

[1]	Fundraising in April 2017 for a total amount (net of transaction costs) of €65 million and global underwritten offering as part of the Company’s U.S. initial public offering in November 2017 for a total amount (net of transaction costs) of €112 million.